RETIREMENT BENEFIT PLANS - Fair Value of Plan Assets by Major Categories (Details) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Cash	$ 1,652.5	$ 1,569.7
Equity instruments	8,224.0	6,245.6
Debt instruments	3,450.3	2,936.2
Fair value of plan assets	$ 13,326.8	$ 10,751.5